Note 4 - Accounts Receivable - Components of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Goods and services tax ("GST") recoverable	$ 27	$ 22
Mexican value added tax ("IVA") recoverable	55	133
Interest receivable	1	217
	$ 83	$ 372